Variable Interest Entities (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Minimum Interest [Member]	Mar. 31, 2014 SWKHP Holdings [Member]	Dec. 31, 2013 SWKHP Holdings [Member]	Dec. 31, 2012 Holmdel Pharmaceuticals LP [Member]	Dec. 31, 2012 SWKHP Holdings GP [Member]	Dec. 31, 2012 SWKHP Holdings LP [Member]
Payments to Acquire Intangible Assets							$ 13,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures								6,000	13,000
Stockholders' Equity Attributable to Noncontrolling Interest	5,359	5,613	7,000
Percent of Pharmaceutical Product's Cash Flow to be Received by the Limited Partnership			84.00%	39.00%
Noncontrolling Interest, Ownership Percentage by Parent							84.00%
Income (Loss) from Equity Method Investments	1,503	2,779			801	1,470
Proceeds from Equity Method Investment, Dividends or Distributions	1,976	5,354			1,976	5,354
Payments to Noncontrolling Interests	$ 1,055	$ 2,857			$ 1,055	$ 2,857